NET LOSS PER COMMON SHARE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NET LOSS PER COMMON SHARE
Assumed price	$ 38	$ 38
Assumed price after discount	$ 19	$ 19
Discount rate	50.00%	50.00%